PROPERTY AND EQUIPMENT, NET - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
PROPERTY AND EQUIPMENT, NET
Depreciation	$ 23,748	$ 35,289	$ 171,354
Impairment loss of property and equipment and leasehold improvements	1,290	688	$ 255,959
Amount of accumulated impairment loss written off	$ 1,982	$ 21,195